Trade payables (Schedule of Trade Payables) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)
Disclosure of offsetting of financial liabilities [line items]
Open accounts | ₪		₪ 20,131		₪ 22,378
Checks payables | ₪		255		1,096
Total Trade payables | ₪		₪ 20,386		₪ 23,474
US Dollars [Member]
Disclosure of offsetting of financial liabilities [line items]
Open accounts | $			$ 6,473
Checks payables | $			82
Total Trade payables | $	[1]		$ 6,555

[1]	Convenience Translation into US Dollars.